Equipment and Improvements - Schedule of Equipment and Improvements, Net (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 243,255
Less: Accumulated Depreciation	6,723
Property, Plant and Equipment, Net, Total	236,532	$ 0
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	72,692
Lab equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	153,668
IT equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 16,895